CONCENTRATIONS AND CREDIT RISK (Details Narrative)	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	43.80%	19.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%		16.00%	36.00%	16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Major Customers [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage			16.00%	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Major Customers [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Major Customers [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%				16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%				10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage					10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	33.00%	17.00%	27.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Major Customers [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%		13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Major Customers [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%		11.00%
Liabilities, Total [Member] | Supplier Concentration Risk [Member] | One Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%		10.00%
Liabilities, Total [Member] | Supplier Concentration Risk [Member] | No Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage			25.00%	15.00%	25.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Major Customers [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage			16.00%	14.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Major Customers [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | No Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage					16.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Major Customer [Member] | One Eighty Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration risk percentage					10.00%